INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 - INVENTORIES

Inventories summarized below are priced at the lower of first-in, first-out cost or net realizable value:

	June 30	December 31
	2021	2020
Finished goods	$7,217,000	$7,871,000
Raw and processed materials	715,000	826,000
	$7,932,000	$8,697,000

NOTE 7 - INVENTORIES Inventories consist of:

	December 31
	2020	2019
Finished goods	$7,871,000	$6,728,000
Raw and processed materials	826,000	1,803,000
	$8,697,000	$8,531,000